Property and Equipment Capitalized and Depreciated - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Feb. 01, 2015	Feb. 02, 2014	Feb. 03, 2013
Property, Plant and Equipment [Abstract]
Capitalized interest cost	$ 535	$ 602	$ 510
Depreciation expense	$ 69,466	$ 64,933	$ 61,957